RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Renumeration of Directors and Other Key Management (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Salaries, incentives and short-term benefits	$ 19	$ 21
Share-based payments	46	90
Total	$ 65	$ 111